Schedule of Investments
March 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–95.56%
Denmark–1.27%
TCM Group A/S(a)	151,388	$2,833,538
France–29.86%
Claranova SE(b)	300,372	1,372,814
Gerard Perrier Industrie S.A.	111,971	11,687,738
Groupe Gorge S.A.	100,000	2,065,658
HEXAOM	132,990	4,560,100
Infotel S.A.	165,203	9,865,713
Kaufman & Broad S.A.	242,700	8,018,483
Linedata Services	240,459	11,088,384
Manutan International	46,230	3,443,060
Neurones	232,283	9,316,378
Totalenergies EP Gabon	26,924	5,288,899
		66,707,227
Georgia–1.55%
TBC Bank Group PLC	239,577	3,452,008
Germany–0.39%
MorphoSys AG(c)	31,430	860,628
Greece–1.29%
Karelia Tobacco Co., Inc. S.A.	9,265	2,885,488
Ireland–2.57%
Origin Enterprises PLC	1,299,566	5,743,522
Israel–6.27%
Hilan Ltd.	184,309	11,377,640
MIND C.T.I. Ltd.	901,450	2,641,248
		14,018,888
Italy–2.62%
Gruppo MutuiOnline S.p.A.	75,783	2,708,182
Technogym S.p.A.(a)	397,739	3,150,575
		5,858,757
Kenya–3.19%
Vivo Energy PLC(a)	3,985,177	7,137,707
Netherlands–1.32%
SBM Offshore N.V.	185,296	2,944,695
Norway–1.01%
Bouvet ASA	284,184	2,249,185
Poland–4.38%
LiveChat Software S.A.(b)	100,000	2,426,795
Mo-BRUK S.A.	38,176	3,676,711
Warsaw Stock Exchange	378,420	3,671,672
		9,775,178
Portugal–0.57%
Conduril - Engenharia S.A.	46,308	1,280,705
Romania–4.48%
Fondul Proprietatea S.A.	21,229,730	10,001,467
Shares		Value
Russia–0.00%
Globaltrans Investment PLC, GDR(a)(d)	548,600	$1
Singapore–0.82%
XP Power Ltd.	40,235	1,827,195
Sweden–0.93%
Proact IT Group AB	287,095	2,086,081
Switzerland–3.23%
Carlo Gavazzi Holding AG, BR	9,525	2,871,534
Kardex Holding AG	19,018	4,353,098
		7,224,632
United Kingdom–29.81%
City of London Investment Group PLC	900,000	5,725,096
Clarkson PLC	188,808	9,114,809
DCC PLC	66,259	5,135,397
Diploma PLC	285,427	9,815,541
Eurocell PLC	1,376,000	3,889,934
IG Group Holdings PLC	528,854	5,675,417
Mortgage Advice Bureau Holdings Ltd.	260,274	3,905,934
Renew Holdings PLC	860,626	7,707,974
SafeStyle UK PLC(c)	4,465,000	2,312,516
Savills PLC	473,369	6,880,632
Ultra Electronics Holdings PLC	147,779	6,425,225
		66,588,475
Total Common Stocks & Other Equity Interests (Cost $153,744,195)		213,475,377
Money Market Funds–4.47%
Invesco Government & Agency Portfolio, Institutional Class, 0.25%(e)(f)	3,276,916	3,276,916
Invesco Liquid Assets Portfolio, Institutional Class, 0.25%(e)(f)	2,976,671	2,975,778
Invesco Treasury Portfolio, Institutional Class, 0.16%(e)(f)	3,745,046	3,745,046
Total Money Market Funds (Cost $9,997,980)		9,997,740
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-100.03% (Cost $163,742,175)		223,473,117
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.36%
Invesco Private Government Fund, 0.31%(e)(f)(g)	240,356	240,356
Invesco Private Prime Fund, 0.34%(e)(f)(g)	560,885	560,829
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $801,202)		801,185
TOTAL INVESTMENTS IN SECURITIES—100.39% (Cost $164,543,377)		224,274,302
OTHER ASSETS LESS LIABILITIES–(0.39)%		(872,770)
NET ASSETS–100.00%		$223,401,532

See accompanying notes which are an integral part of this schedule.
Invesco EQV European Small Company

Investment Abbreviations:
BR	– Bearer Shares
GDR	– Global Depositary Receipt
Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2022 was $13,121,821, which represented 5.87% of the Fund’s Net Assets.
(b)	All or a portion of this security was out on loan at March 31, 2022.
(c)	Non-income producing security.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,916,384	$3,873,622	$(4,513,090)	$-	$-	$3,276,916	$156
Invesco Liquid Assets Portfolio, Institutional Class	3,434,147	2,766,873	(3,223,636)	(610)	(996)	2,975,778	384
Invesco Treasury Portfolio, Institutional Class	4,475,867	4,426,996	(5,157,817)	-	-	3,745,046	328
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	34,852	1,093,346	(887,842)	-	-	240,356	58*
Invesco Private Prime Fund	81,321	2,541,476	(2,061,789)	(17)	(162)	560,829	163*
Investments in Other Affiliates:
MIND C.T.I. Ltd.**	3,770,995	-	(957,890)	(247,687)	75,830	2,641,248	175,783
Total	$15,713,566	$14,702,313	$(16,802,064)	$(248,314)	$74,672	$13,440,173	$176,872

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
**	As of March 31, 2022, this security was not considered as an affiliate of the Fund.

(f)	The rate shown is the 7-day SEC standardized yield as of March 31, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco EQV European Small Company

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Denmark	$—	$2,833,538	$—	$2,833,538
France	—	66,707,227	—	66,707,227
Georgia	—	3,452,008	—	3,452,008
Germany	—	860,628	—	860,628
Greece	—	2,885,488	—	2,885,488
Ireland	—	5,743,522	—	5,743,522
Israel	2,641,248	11,377,640	—	14,018,888
Italy	—	5,858,757	—	5,858,757
Kenya	—	7,137,707	—	7,137,707
Netherlands	—	2,944,695	—	2,944,695
Norway	—	2,249,185	—	2,249,185
Poland	—	9,775,178	—	9,775,178
Portugal	1,280,705	—	—	1,280,705
Romania	—	10,001,467	—	10,001,467
Russia	—	—	1	1
Singapore	—	1,827,195	—	1,827,195
Sweden	—	2,086,081	—	2,086,081
Switzerland	—	7,224,632	—	7,224,632
United Kingdom	—	66,588,475	—	66,588,475
Money Market Funds	9,997,740	801,185	—	10,798,925
Total Investments	$13,919,693	$210,354,608	$1	$224,274,302
Invesco EQV European Small Company